Consolidated Balance Sheet - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024 [1]	Dec. 31, 2023 [1]
Non-current assets
Intangible assets	$ 8,917	$ 8,899	$ 8,970
Property, plant and equipment	445	628	636
Right-of-use assets	576	577	576
Investments in associated undertakings	41	46	56
Other investments	25	26	27
Deferred tax assets	55	43	55
Contract costs	337	298	285
Retirement benefit assets	6	4	4
Trade and other receivables	52	71	57
Derivative financial instruments	121	8	72
Non current assets	10,575	10,600	10,738
Current assets
Other investments	2	1	1
Inventories	308	287	264
Trade and other receivables	1,151	1,137	1,121
Current tax assets	18	28	42
Derivative financial instruments	61		18
Cash and cash equivalents	2,319	1,158	1,989
Current assets	3,859	2,611	3,435
Current liabilities
Trade and other payables	(1,392)	(1,400)	(1,457)
Current tax liabilities	(61)	(53)	(61)
Provisions for liabilities and charges	(275)	(144)	(119)
Bank and other short-term borrowings	(1,411)	(1,460)	(1,444)
Lease liabilities	(171)	(163)	(162)
Derivative financial instruments	(5)	(4)	(41)
Current liabilities	(3,315)	(3,224)	(3,284)
Net current assets/(liabilities)	544	(613)	151
Non-current liabilities
Other payables	(46)	(86)	(90)
Bank and other long-term borrowings	(4,156)	(3,127)	(4,016)
Lease liabilities	(392)	(394)	(405)
Deferred tax liabilities	(589)	(638)	(659)
Retirement benefit obligations	(27)	(32)	(36)
Provisions for liabilities and charges	(397)	(381)	(455)
Derivative financial instruments	(18)	(36)	(20)
Non current liabilities	(5,625)	(4,694)	(5,681)
Net assets	5,494	5,293	5,208
Equity Capital and reserves attributable to the Company's equity holders
Share capital	41	41	41
Share premium	21	20	19
Other reserves	(946)	(932)	(903)
Retained earnings	6,380	6,166	6,053
Equity attributable to owners of parent	5,496	5,295	5,210
Non-controlling interests	(2)	(2)	(2)
Total equity	$ 5,494	$ 5,293	$ 5,208

[1]	Refer to foreign currency translation in material accounting policies section.